Schedule of Intangible Assets and Goodwill (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived License Agreements, Gross	€ 453	€ 412
Finite-Lived Trade Names, Gross	658	723
Finite-Lived Patents, Gross	412	412
Other Finite-Lived Intangible Assets, Gross	363	363
Finite-Lived Intangible Assets, Gross	1,886	1,910
Finite-Lived Intangible Assets, Accumulated Amortization	(1,814)	(1,843)
Finite-Lived Intangible Assets, Net	€ 71	€ 68